Debt (Cash Convertible Notes) (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended		6 Months Ended
	Dec. 31, 2014		Jun. 30, 2014	Dec. 31, 2013		Sep. 15, 2011	Sep. 15, 2008
Debt Instrument [Line Items]
Notes and Loans Payable, Current	2,405,700,000			$ 0
Old Warrants
Debt Instrument [Line Items]
Exercise price of warrants issued							$ 20
Warrants exchanged in amended transaction						41.0
Old Warrants | Maximum
Debt Instrument [Line Items]
Number of common stock issuable for warrants							43.2
New Warrants
Debt Instrument [Line Items]
Exercise price of warrants issued						30
Cash Convertible Notes
Debt Instrument [Line Items]
Trading Days - Consecutive	30 days
Number of Trading Days	20 days
Cash Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Face amount of debt	573,100,000			574,000,000			575,000,000
Debt instrument, interest rate, stated percentage							3.75%
Effective interest rate	9.50%
Ratio of observed share price to conversion reference price	130.00%
Reference Principal Amount	1,000
Conversion reference price	13.32
Conversion reference rate, per reference principal amount	75.0751
Equity component carrying amount	1,853,500,000			1,303,300,000
Unamortized discount	21,000,000			49,000,000
Notes and Loans Payable, Current	2,405,600,000	[1]
Cash Convertible Notes | Convertible Debt | Maximum
Debt Instrument [Line Items]
Percent of closing price of common stock and conversion reference rate			98.00%
Cash Convertible Notes | Call option
Debt Instrument [Line Items]
Purchased call options	1,853,500,000	[2]		$ 1,303,300,000	[2]

[1]	(a) As of December 31, 2014 and December 31, 2013, the cash convertible notes were classified as current portion of long-term debt and other long-term obligations and long-term debt, respectively, on the Consolidated Balance Sheets.
[2]	(b) As of December 31, 2014 and December 31, 2013, purchased call options were classified as prepaid expenses and other current assets and other assets, respectively, on the Consolidated Balance Sheets.